Segmented information (Schedule of segments, additions to property, plant and equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Additions to property, plant and equipment	$ 348,543	$ 425,761
Manitoba [Member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment	161,849	224,300
Peru [Member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment	123,288	163,604
Arizona [Member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment	63,238	25,982
Corporate and other activities [Member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment	$ 168	$ 11,875